NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED APRIL 10, 2012

TO THE PROSPECTUS DATED

FEBRUARY 29, 2012

Cori B. Johnson, CFA, Gerald C. Bren, CFA, and Derek M. Sadowsky have been named portfolio managers of Nuveen Large Cap Value Fund, replacing the fund’s current portfolio managers, effective immediately.

Karen L. Bowie, CFA, and David A. Chalupnik, CFA, have been named portfolio managers of Nuveen Mid Cap Value Fund, replacing the fund’s current portfolio managers, effective immediately.

Additional information about Ms. Johnson, Mr. Bren, Mr. Sadowsky, Ms. Bowie, and Mr. Chalupnik is in the section “How We Manage Your Money—Who Manages the Funds” in the funds’ current prospectus.

There have been no changes in either fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MCLCVP-0412P

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED APRIL 10, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

FEBRUARY 29, 2012

Cori B. Johnson, CFA, Gerald C. Bren, CFA, and Derek M. Sadowsky have been named portfolio managers of Nuveen Large Cap Value Fund, replacing the fund’s current portfolio managers, effective immediately.

Karen L. Bowie, CFA, and David A. Chalupnik, CFA, have been named portfolio managers of Nuveen Mid Cap Value Fund, replacing the fund’s current portfolio managers, effective immediately.

There have been no changes in either fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MLSAI-0412P